Term Loan	3 Months Ended
Jun. 30, 2025
Short-Term Debt [Abstract]
Term Loan [Text Block]

13. Term Loan

As part of the Atlantic acquisition, the Company acquired a $11.0 million (C$13.6 million) term loan ("Atlantic Term Loans"). The Atlantic Term Loans were made up of two discrete balances; Term Loan 1 and Term Loan 2; and the total facility bearing an interest rate of 3.33% per annum with a term maturity date of June 30, 2024.

On June 30, 2024, the Company renewed Term Loan 1 over a 1-year term at an interest rate of 5.31% with a balance remaining of C$4.2 million, and Term Loan 2 was renewed at 5.15% over a 2-year term with a balance remaining of C$2.6 million. Principal payments of C$0.2 million plus interest is payable monthly.

On June 30, 2025, the Company renewed Term Loan 1 over a 1-year term at an interest rate of 4.39% with a balance remaining of C$2.8 million. The principal and interest payments are the same as noted above.

On April 21, 2025, the Company received a covenant amendment from its lender in relation to the Atlantic Term Loans maintained by HIVE Atlantic Datacentres Ltd. As part of this modification, the lender formally withdrew the following financial covenants:

  A minimum working capital ratio of 1.20:1
  A maximum long-term debt to tangible net worth ratio of 2.00:1

The following covenant remains in effect and must be maintained at all times:

  A minimum debt service coverage ratio to EBITDA of 1.50:1

As at June 30, 2025, HIVE Atlantic Datacentres Ltd. was in compliance with the amended required debt service coverage ratio covenant. The outstanding balance is presented as a current liability as at June 30, 2025 because it matures within one year. The Atlantic Term Loans include an unlimited guarantee from the Company.

	Term Loan 1	Term Loan 2	Total

Balance, March 31, 2024	$3,454	$2,154	$5,608
Interest	134	81	215
Repayment	(1,234)	(767)	(2,001)
Foreign exchange movement	(163)	(101)	(264)
Balance, March 31, 2025	2,191	1,367	3,558

Interest	29	18	47
Repayment	(282)	(175)	(457)
Foreign exchange movement	114	71	185
Balance, June 30, 2025	$2,052	$1,281	$3,333